Nuveen Dividend Growth Fund
Portfolio of Investments April 30, 2023
(Unaudited)
Shares Description (1) Value
LONG-TERM INVESTMENTS - 99.1%
X
5,778,016,346 COMMON STOCKS - 99.1%
X 5,778,016,346
Aerospace & Defense - 1.4%
170,707 Northrop Grumman Corp $ 78,742,018
Total Aerospace & Defense 78,742,018
Banks - 2.7%
1,157,684 JPMorgan Chase & Co 160,038,236
Total Banks 160,038,236
Beverages - 2.1%
637,890 PepsiCo Inc 121,766,822
Total Beverages 121,766,822
Biotechnology - 2.5%
963,352 AbbVie Inc 145,581,754
Total Biotechnology 145,581,754
Building Products - 2.1%
671,618 Trane Technologies PLC 124,793,341
Total Building Products 124,793,341
Capital Markets - 2.0%
2,226,304 Charles Schwab Corp 116,302,121
Total Capital Markets 116,302,121
Chemicals - 4.4%
804,572 International Flavors & Fragrances Inc 78,011,301
485,382 Linde PLC 179,324,380
Total Chemicals 257,335,681
Communications Equipment - 3.4%
680,698 Motorola Solutions Inc 198,355,397
Total Communications Equipment 198,355,397
Consumer Finance - 2.2%
789,602 American Express Co 127,394,387
Total Consumer Finance 127,394,387
Consumer Staples Distribution & Retail - 4.2%
603,652 Dollar General Corp 133,684,772
750,566 Walmart Inc 113,312,949
Total Consumer Staples Distribution & Retail 246,997,721
Containers & Packaging - 1.2%
514,919 Packaging Corp of America 69,647,944
Total Containers & Packaging 69,647,944
Electric Utilities - 2.5%
1,879,562 NextEra Energy Inc 144,030,836
Total Electric Utilities 144,030,836

Nuveen Dividend Growth Fund
(continued)
Portfolio of Investments
April 30, 2023
(Unaudited)

Shares Description (1) Value
Electrical Equipment - 2.2%
769,546 Eaton Corp PLC $ 128,606,528
Total Electrical Equipment 128,606,528
Financial Services - 3.9%
1,270,583 Fidelity National Information Services Inc 74,608,634
394,931 Mastercard Inc 150,085,628
Total Financial Services 224,694,262
Food Products - 2.1%
1,600,655 Mondelez International Inc, Class A 122,802,252
Total Food Products 122,802,252
Ground Transportation - 1.9%
566,312 Union Pacific Corp 110,827,258
Total Ground Transportation 110,827,258
Health Care Equipment & Supplies - 2.2%
1,146,928 Abbott Laboratories 126,701,136
Total Health Care Equipment & Supplies 126,701,136
Health Care Providers & Services - 5.8%
284,202 Elevance Health Inc 133,191,267
414,350 UnitedHealth Group Inc 203,897,492
Total Health Care Providers & Services 337,088,759
Hotels, Restaurants & Leisure - 1.7%
324,643 McDonald's Corp 96,013,167
Total Hotels, Restaurants & Leisure 96,013,167
Industrial Conglomerates - 2.0%
589,829 Honeywell International Inc 117,871,427
Total Industrial Conglomerates 117,871,427
Industrial REITs - 2.8%
1,278,898 Prologis Inc 160,181,975
Total Industrial REITs 160,181,975
Insurance - 4.2%
534,867 Chubb Ltd 107,807,792
764,425 Marsh & McLennan Cos Inc 137,741,741
Total Insurance 245,549,533
IT Services - 2.9%
597,657 Accenture PLC, Class A 167,517,281
Total IT Services 167,517,281
Media - 2.5%
3,557,695 Comcast Corp, Class A 147,181,842
Total Media 147,181,842
Multi-Utilities - 2.4%
1,476,925 WEC Energy Group Inc 142,035,877
Total Multi-Utilities 142,035,877

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the
Shares Description (1) Value
Oil, Gas & Consumable Fuels - 5.7%
865,564 Chevron Corp $ 145,916,779
993,906 Exxon Mobil Corp 117,618,836
704,564 Phillips 66 69,751,836
Total Oil, Gas & Consumable Fuels 333,287,451
Semiconductors & Semiconductor Equipment - 5.8%
318,335 Broadcom Inc 199,436,877
828,290 Texas Instruments Inc 138,490,088
Total Semiconductors & Semiconductor Equipment 337,926,965
Software - 6.3%
1,204,471 Microsoft Corp 370,085,759
Total Software 370,085,759
Specialty Retail - 4.7%
689,310 Lowe's Cos Inc 143,259,298
1,678,054 TJX Cos Inc 132,264,216
Total Specialty Retail 275,523,514
Technology Hardware, Storage & Peripherals - 7.2%
2,479,808 Apple Inc 420,773,821
Total Technology Hardware, Storage & Peripherals 420,773,821
Tobacco - 2.1%
1,223,980 Philip Morris International Inc 122,361,281
Total Tobacco 122,361,281
Total Long-Term Investments (cost $3,583,061,502) 5,778,016,346
Principal
Amount (000) Description (1) Coupon Maturity Value
SHORT-TERM INVESTMENTS -  0.8%
X 48,290,733 REPURCHASE AGREEMENTS - 0.8%
X 48,290,733
$ 48,291 Repurchase Agreement with Fixed Income Clearing
Corporation, dated 4/28/2023, repurchase price
$48,296,528, collateralized by $53,865,500, U.S.
Treasury Notes, 0.75%, due 5/31/2026, value
$49,256,619
1.440% 5/01/23 $ 48,290,733
Total Repurchase Agreements (cost $48,290,733) 48,290,733
Total Short-Term Investments (cost $48,290,733) 48,290,733
Total Investments (cost $ 3,631,352,235 ) - 99 .9% 5,826,307,079
Other Assets & Liabilities, Net -  0.1%(2) 6,101,001
Net Assets - 100% $ 5,832,408,080

Nuveen Dividend Growth Fund
(continued)
Portfolio of Investments
April 30, 2023
(Unaudited)

circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 5,778,016,346 $ – $ – $ 5,778,016,346
Short-Term Investments:
Repurchase Agreements – 48,290,733 – 48,290,733
Total
$ 5,778,016,346 $ 48,290,733 $ – $ 5,826,307,079
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1) All percentages shown in the Portfolio of Investments are based on net assets.
(2) Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter ("OTC") derivatives as well as the
OTC cleared and exchange-traded derivatives, when applicable.
REIT Real Estate Investment Trust

Nuveen Global Dividend Growth Fund
Portfolio of Investments April 30, 2023
(Unaudited)
Shares Description (1) Value
LONG-TERM INVESTMENTS - 98.0%
X 18,479,050 COMMON STOCKS - 98.0%
X 18,479,050
Banks - 4.3%
3,618 JPMorgan Chase & Co $ 500,152
5,169 Toronto-Dominion Bank 313,112
Total Banks 813,264
Beverages - 2.3%
2,223 PepsiCo Inc 424,348
Total Beverages 424,348
Biotechnology - 2.2%
2,792 AbbVie Inc 421,927
Total Biotechnology 421,927
Capital Markets - 3.4%
3,328 Charles Schwab Corp 173,855
3,785 Macquarie Group Ltd 461,739
Total Capital Markets 635,594
Chemicals - 6.0%
3,184 Danube AG (2) 416,664
2,371 International Flavors & Fragrances Inc 229,892
1,309 Linde PLC 480,964
Total Chemicals 1,127,520
Communications Equipment - 2.0%
1,304 Motorola Solutions Inc 379,986
Total Communications Equipment 379,986
Consumer Finance - 1.9%
2,255 American Express Co 363,822
Total Consumer Finance 363,822
Consumer Staples Distribution & Retail - 1.5%
1,257 Dollar General Corp 278,375
Total Consumer Staples Distribution & Retail 278,375
Diversified Telecommunication Services - 0.8%
121,487 HKT Trust & HKT Ltd 159,667
Total Diversified Telecommunication Services 159,667
Electric Utilities - 3.8%
5,290 NextEra Energy Inc 405,373
13,152 SSE PLC 303,458
Total Electric Utilities 708,831
Electrical Equipment - 2.3%
2,540 Eaton Corp PLC 424,485
Total Electrical Equipment 424,485

Nuveen Global Dividend Growth Fund
(continued)
Portfolio of Investments
April 30, 2023
(Unaudited)

Shares Description (1) Value
Financial Services - 5.0%
3,831 Fidelity National Information Services Inc $ 224,956
1,100 Mastercard Inc 418,033
17,700 ORIX Corp 301,122
Total Financial Services 944,111
Food Products - 2.1%
3,025 Nestle SA 388,076
Total Food Products 388,076
Ground Transportation - 1.7%
1,674 Union Pacific Corp 327,602
Total Ground Transportation 327,602
Health Care Equipment & Supplies - 1.8%
3,050 Abbott Laboratories 336,933
Total Health Care Equipment & Supplies 336,933
Health Care Providers & Services - 2.5%
948 UnitedHealth Group Inc 466,501
Total Health Care Providers & Services 466,501
Hotels, Restaurants & Leisure - 1.6%
11,673 Compass Group PLC 307,945
Total Hotels, Restaurants & Leisure 307,945
Household Products - 1.1%
2,641 Reckitt Benckiser Group PLC 213,419
Total Household Products 213,419
Industrial Conglomerates - 2.0%
1,862 Honeywell International Inc 372,102
Total Industrial Conglomerates 372,102
Industrial REITs - 2.6%
3,920 Prologis Inc 490,980
Total Industrial REITs 490,980
Insurance - 1.6%
28,200 AIA Group Ltd 307,015
Total Insurance 307,015
IT Services - 1.9%
1,295 Accenture PLC, Class A 362,976
Total IT Services 362,976
Media - 2.0%
9,243 Comcast Corp, Class A 382,383
Total Media 382,383
Multi-Utilities - 1.9%
3,730 WEC Energy Group Inc 358,714
Total Multi-Utilities 358,714
Oil, Gas & Consumable Fuels - 6.2%
2,350 Chevron Corp 396,163
6,806 Enbridge Inc 270,612
1,733 Phillips 66 171,567

Shares Description (1) Value
Oil, Gas & Consumable Fuels (continued)
5,308 TotalEnergies SE $ 339,181
Total Oil, Gas & Consumable Fuels 1,177,523
Personal Care Products - 1.6%
5,588 Unilever PLC 311,152
Total Personal Care Products 311,152
Pharmaceuticals - 4.2%
2,538 Novo Nordisk A/S, Class B 422,207
3,370 Sanofi 363,179
Total Pharmaceuticals 785,386
Professional Services - 1.0%
5,479 Experian PLC 193,983
Total Professional Services 193,983
Semiconductors & Semiconductor Equipment - 4.7%
784 Broadcom Inc 491,176
2,344 Texas Instruments Inc 391,917
Total Semiconductors & Semiconductor Equipment 883,093
Software - 7.3%
3,088 Microsoft Corp 948,819
3,126 SAP SE 422,998
Total Software 1,371,817
Specialty Retail - 2.5%
2,284 Lowe's Cos Inc 474,684
Total Specialty Retail 474,684
Technology Hardware, Storage & Peripherals - 3.7%
4,090 Apple Inc 693,991
Total Technology Hardware, Storage & Peripherals 693,991
Textiles, Apparel & Luxury Goods - 2.4%
466 LVMH Moet Hennessy Louis Vuitton SE 448,237
Total Textiles, Apparel & Luxury Goods 448,237
Tobacco - 2.1%
3,883 Philip Morris International Inc 388,183
Total Tobacco 388,183
Trading Companies & Distributors - 2.0%
11,225 ITOCHU Corp 372,388
Total Trading Companies & Distributors 372,388

Nuveen Global Dividend Growth Fund
(continued)
Portfolio of Investments
April 30, 2023
(Unaudited)

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Shares Description (1) Value
Wireless Telecommunication Services - 2.0%
8,400 KDDI Corp $ 262,232
99,744 Vodafone Group PLC 119,805
Total Wireless Telecommunication Services 382,037
Total Long-Term Investments (cost $12,098,316) 18,479,050
Principal
Amount (000) Description (1) Coupon Maturity Value
SHORT-TERM INVESTMENTS -  2.0%
X 376,905 REPURCHASE AGREEMENTS - 2.0%
X 376,905
$ 377 Repurchase Agreement with Fixed Income Clearing
Corporation, dated 4/28/2023, repurchase price
$376,950, collateralized by $420,500, U.S. Treasury
Notes, 0.75%, due 5/31/2026, value $384,521
1.440% 5/01/23 $ 376,905
Total Repurchase Agreements (cost $376,905) 376,905
Total Short-Term Investments (cost $376,905) 376,905
Total Investments (cost $ 12,475,221 ) - 100 .0% 18,855,955
Other Assets & Liabilities, Net -  0.0%(3) 3,523
Net Assets - 100% $ 18,859,478
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 18,017,311 $ 461,739 $ – $ 18,479,050
Short-Term Investments:
Repurchase Agreements – 376,905 – 376,905
Total
$ 18,017,311 $ 838,644 $ – $ 18,855,955
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1) All percentages shown in the Portfolio of Investments are based on net assets.
(2) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(3) Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter ("OTC") derivatives as well as the
OTC cleared and exchange-traded derivatives, when applicable.
REIT Real Estate Investment Trust

Nuveen International Dividend Growth Fund
Portfolio of Investments April 30, 2023
(Unaudited)
Shares Description (1) Value
LONG-TERM INVESTMENTS - 95.7%
X 4,244,328 COMMON STOCKS - 95.7%
X 4,244,328
Aerospace & Defense - 4.5%
15,582 BAE Systems PLC $ 198,515
Total Aerospace & Defense 198,515
Banks - 5.1%
30,446 BOC Hong Kong Holdings Ltd 96,109
2,144 Toronto-Dominion Bank/The 129,873
Total Banks 225,982
Beverages - 1.9%
1,811 Diageo PLC 82,611
Total Beverages 82,611
Capital Markets - 3.6%
1,308 Macquarie Group Ltd 159,565
Total Capital Markets 159,565
Chemicals - 6.5%
962 Danube AG (2) 125,889
441 Linde PLC 162,036
Total Chemicals 287,925
Diversified REITs - 2.3%
20,663 British Land Co PLC/The 104,105
Total Diversified REITs 104,105
Diversified Telecommunication Services - 2.4%
81,400 HKT Trust & HKT Ltd 106,982
Total Diversified Telecommunication Services 106,982
Electric Utilities - 3.1%
5,917 SSE PLC 136,524
Total Electric Utilities 136,524
Electronic Equipment, Instruments & Components - 0.8%
4,100 Alps Alpine Co Ltd 37,433
Total Electronic Equipment, Instruments & Components 37,433
Financial Services - 3.0%
7,700 ORIX Corp 130,997
Total Financial Services 130,997
Food Products - 3.0%
1,051 Nestle SA 134,832
Total Food Products 134,832
Gas Utilities - 3.1%
24,615 Snam SpA 136,802
Total Gas Utilities 136,802
Ground Transportation - 2.7%
1,022 Canadian National Railway Co 121,824
Total Ground Transportation 121,824

Nuveen International Dividend Growth Fund
(continued)
Portfolio of Investments
April 30, 2023
(Unaudited)

Shares Description (1) Value
Hotels, Restaurants & Leisure - 4.6%
3,438 Compass Group PLC $ 90,698
1,607 Restaurant Brands International Inc 112,657
Total Hotels, Restaurants & Leisure 203,355
Household Products - 2.1%
1,177 Reckitt Benckiser Group PLC 95,113
Total Household Products 95,113
Insurance - 2.4%
9,600 AIA Group Ltd 104,516
Total Insurance 104,516
Oil, Gas & Consumable Fuels - 6.9%
3,840 Enbridge Inc 152,682
2,376 TotalEnergies SE 151,826
Total Oil, Gas & Consumable Fuels 304,508
Personal Care Products - 3.4%
2,724 Unilever PLC 151,678
Total Personal Care Products 151,678
Pharmaceuticals - 16.2%
10,000 Astellas Pharma Inc 150,646
7,312 Hikma Pharmaceuticals PLC 169,351
1,312 Novo Nordisk A/S, Class B 218,257
1,680 Sanofi 181,051
Total Pharmaceuticals 719,305
Professional Services - 1.5%
1,870 Experian PLC 66,207
Total Professional Services 66,207
Software - 3.2%
1,054 SAP SE 142,623
Total Software 142,623
Textiles, Apparel & Luxury Goods - 4.2%
192 LVMH Moet Hennessy Louis Vuitton SE 184,681
Total Textiles, Apparel & Luxury Goods 184,681
Trading Companies & Distributors - 4.0%
5,400 ITOCHU Corp 179,144
Total Trading Companies & Distributors 179,144

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Shares Description (1) Value
Wireless Telecommunication Services - 5.2%
4,700 KDDI Corp $ 146,725
68,582 Vodafone Group PLC 82,376
Total Wireless Telecommunication Services 229,101
Total Long-Term Investments (cost $3,061,672) 4,244,328
Principal
Amount (000) Description (1) Coupon Maturity Value
SHORT-TERM INVESTMENTS -  4.3%
X 190,052 REPURCHASE AGREEMENTS - 4.3%
X 190,052
$ 190 Repurchase Agreement with Fixed Income Clearing
Corporation, dated 4/28/2023, repurchase price
$190,075, collateralized by $212,000, U.S. Treasury
Notes, 0.75%, due 5/31/2026, value $193,861
1.440% 5/01/23 $ 190,052
Total Repurchase Agreements (cost $190,052) 190,052
Total Short-Term Investments (cost $190,052) 190,052
Total Investments (cost $ 3,251,724 ) - 100 .0% 4,434,380
Other Assets & Liabilities, Net -  0.0%(3) 85
Net Assets - 100% $ 4,434,465
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 4,084,763 $ 159,565 $ – $ 4,244,328
Short-Term Investments:
Repurchase Agreements – 190,052 – 190,052
Total
$ 4,084,763 $ 349,617 $ – $ 4,434,380
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1) All percentages shown in the Portfolio of Investments are based on net assets.
(2) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(3) Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter ("OTC") derivatives as well as the
OTC cleared and exchange-traded derivatives, when applicable.
REIT Real Estate Investment Trust

Nuveen International Small Cap Fund
Portfolio of Investments April 30, 2023
(Unaudited)
Shares Description (1) Value
LONG-TERM INVESTMENTS - 96.6%
X 62,875,546 COMMON STOCKS - 96.6%
X 62,875,546
Aerospace & Defense - 2.7%
16,606 Kongsberg Gruppen ASA $ 745,871
3,481 Rheinmetall AG 1,019,560
Total Aerospace & Defense 1,765,431
Air Freight & Logistics - 1.5%
28,500 Sankyu Inc 1,005,186
Total Air Freight & Logistics 1,005,186
Automobile Components - 2.6%
63,488 Brembo SpA 932,894
64,500 Toyo Tire Corp 768,453
Total Automobile Components 1,701,347
Banks - 2.4%
17,473 BAWAG Group AG, 144A 852,229
137,812 Israel Discount Bank Ltd, Class A 684,904
Total Banks 1,537,133
Beverages - 1.6%
90,715 Britvic PLC 1,042,912
Total Beverages 1,042,912
Biotechnology - 1.7%
65,957 Abcam PLC, Sponsored ADR (2) 1,074,440
Total Biotechnology 1,074,440
Broadline Retail - 1.3%
62,500 ASKUL Corp 832,926
Total Broadline Retail 832,926
Capital Markets - 0.9%
27,221 Avanza Bank Holding AB 579,190
Total Capital Markets 579,190
Chemicals - 1.3%
64,500 Tosoh Corp 861,739
Total Chemicals 861,739
Commercial Banks - 2.3%
708,867 Banco de Sabadell SA 738,779
115,800 Chiba Bank Ltd/The 756,177
Total Commercial Banks 1,494,956
Commercial Services & Supplies - 2.1%
43,074 SPIE SA 1,344,470
Total Commercial Services & Supplies 1,344,470
Construction Materials - 0.6%
13,877 Vicat SA 404,847
Total Construction Materials 404,847

Shares Description (1) Value
Consumer Staples Distribution & Retail - 1.2%
29,000 Sundrug Co Ltd $ 799,316
Total Consumer Staples Distribution & Retail 799,316
Containers & Packaging - 1.3%
373,405 Orora Ltd 853,431
Total Containers & Packaging 853,431
Distributors - 2.7%
95,066 Inchcape PLC 967,815
20,650 PALTAC Corp 792,276
Total Distributors 1,760,091
Electrical Equipment - 1.4%
26,242 Signify NV, 144A 876,389
Total Electrical Equipment 876,389
Electronic Equipment, Instruments & Components - 2.5%
2,372 Comet Holding AG 573,353
22,044 Spectris PLC 1,043,951
Total Electronic Equipment, Instruments & Components 1,617,304
Entertainment - 1.3%
12,490 CTS Eventim AG & Co KGaA (2) 822,906
Total Entertainment 822,906
Financial Services - 2.1%
45,481 Element Fleet Management Corp 594,843
19,676 Nuvei Corp (2) 799,036
Total Financial Services 1,393,879
Food Products - 4.4%
115,857 Elders Ltd 623,776
21,100 Morinaga Milk Industry Co Ltd 793,589
36,300 Nichirei Corp 744,698
15,800 Toyo Suisan Kaisha Ltd 705,422
Total Food Products 2,867,485
Health Care Equipment & Supplies - 2.5%
35,073 Getinge AB 890,183
19,960 Inmode Ltd (2) 743,710
Total Health Care Equipment & Supplies 1,633,893
Health Care Providers & Services - 3.2%
31,679 CVS Group PLC 844,265
24,683 EBOS Group Ltd 677,376
33,400 Ship Healthcare Holdings Inc 589,170
Total Health Care Providers & Services 2,110,811
Health Care REITs - 1.3%
9,851 Aedifica SA 822,873
Total Health Care REITs 822,873
Health Care Technology - 1.1%
12,393 CompuGroup Medical SE & Co KgaA 681,405
Total Health Care Technology 681,405

Nuveen International Small Cap Fund
(continued)
Portfolio of Investments
April 30, 2023
(Unaudited)

Shares Description (1) Value
Hotels Restaurants & Leisure - 1.0%
112,137 Collins Foods Ltd $ 646,513
Total Hotels Restaurants & Leisure 646,513
Hotels, Restaurants & Leisure - 3.9%
25,977 Greggs PLC 922,597
41,600 Resorttrust Inc 686,933
28,800 Tokyotokeiba Co Ltd 909,231
Total Hotels, Restaurants & Leisure 2,518,761
Independent Power And Renewable Electricity Prod - 0.9%
72,476 Drax Group PLC 573,466
Total Independent Power And Renewable Electricity Prod 573,466
Independent Power and Renewable Electricity Producers - 1.0%
19,624 Capital Power Corp 639,625
Total Independent Power and Renewable Electricity Producers 639,625
Industrial REITs - 2.3%
14,893 Granite REITs 926,216
243,426 LondonMetric Property PLC 590,369
Total Industrial REITs 1,516,585
Insurance - 2.6%
23,038 ASR Nederland NV 1,013,272
89,175 Storebrand ASA 688,031
Total Insurance 1,701,303
Interactive Media & Services - 1.7%
69,948 carsales.com Ltd 1,109,256
Total Interactive Media & Services 1,109,256
IT Services - 5.2%
44,300 BIPROGY Inc 1,068,054
16,035 Netcompany Group A/S, 144A 620,588
4,061 Sopra Steria Group SACA 879,058
30,600 TIS Inc 840,267
Total IT Services 3,407,967
Machinery - 7.5%
90,100 Amada Co Ltd 841,263
1,465 Burckhardt Compression Holding AG 904,618
36,913 IMI PLC 740,617
4,225 Kardex Holding AG 965,542
29,800 Nabtesco Corp 718,285
28,562 Trelleborg AB 717,708
Total Machinery 4,888,033
Metals & Mining - 3.9%
127,513 Lynas Rare Earths Ltd (2) 547,656
78,867 SSR Mining Inc 1,129,291
42,300 UACJ Corp 844,212
Total Metals & Mining 2,521,159
Oil, Gas & Consumable Fuels - 2.0%
190,862 Kelt Exploration Ltd (2),(3) 697,322
26,529 Parkland Corp 625,606
Total Oil, Gas & Consumable Fuels 1,322,928

Shares Description (1) Value
Pharmaceuticals - 2.1%
13,843 Dechra Pharmaceuticals PLC $ 649,805
30,150 Hikma Pharmaceuticals PLC 698,297
Total Pharmaceuticals 1,348,102
Professional Services - 1.1%
18,033 Arcadis NV 744,924
Total Professional Services 744,924
Residential REITs - 1.2%
21,224 Canadian Apartment Properties REITs 777,464
Total Residential REITs 777,464
Retail REITs - 0.8%
468,038 Supermarket Income REITs PLC 515,023
Total Retail REITs 515,023
Semiconductors & Semiconductor Equipment - 1.5%
11,079 BE Semiconductor Industries NV 997,261
Total Semiconductors & Semiconductor Equipment 997,261
Software - 1.3%
6,288 Kinaxis Inc (2) 863,524
Total Software 863,524
Specialized REITs - 2.0%
462,636 National Storage REITs 770,557
41,721 Safestore Holdings PLC 520,066
Total Specialized REITs 1,290,623
Specialty Retail - 2.3%
850,000 Topsports International Holdings Ltd, 144A 757,722
51,700 United Arrows Ltd 754,564
Total Specialty Retail 1,512,286
Thrifts & Mortgage Finance - 1.1%
117,404 OSB Group PLC 735,106
Total Thrifts & Mortgage Finance 735,106
Trading Companies & Distributors - 5.2%
118,300 BOC Aviation Ltd, 144A 937,641
76,785 Howden Joinery Group PLC 661,916
82,720 RS GROUP PLC 959,721

Nuveen International Small Cap Fund
(continued)
Portfolio of Investments
April 30, 2023
(Unaudited)

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Shares Description (1) Value
Trading Companies & Distributors (continued)
9,925 Toromont Industries Ltd $ 801,999
Total Trading Companies & Distributors 3,361,277
Total Long-Term Investments (cost $62,237,839) 62,875,546
Shares Description (1) Coupon Value
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING -   1.0%
X 655,970 MONEY MARKET FUNDS - 1.0%
X 655,970
655,970 State Street Navigator Securities Lending Government
Money Market Portfolio (4)
4.840%(5) $ 655,970
Total Investments Purchased with Collateral from Securities Lending (cost $655,970) 655,970
Principal
Amount (000) Description (1) Coupon Maturity Value
SHORT-TERM INVESTMENTS -  3.1%
2,007,351 REPURCHASE AGREEMENTS - 3.1%
2,007,351
$ 2,007 Repurchase Agreement with Fixed Income Clearing
Corporation, dated 4/28/2023, repurchase price
$2,007,592, collateralized by $2,135,800, U.S. Treasury
Notes, 0.75%, due 4/30/2026, value $1,959,341;
collateralized by $96,500, U.S. Treasury Note, 0.75%,
due 5/31/2026, value $88,243.
1.440% 5/01/23 $ 2,007,351
Total Repurchase Agreements (cost $2,007,351) 2,007,351
Total Short-Term Investments (cost $2,007,351) 2,007,351
Total Investments (cost $ 64,901,160 ) - 100 .7% 65,538,867
Other Assets & Liabilities, Net -  (0.7)%(6) (430,902)
Net Assets - 100% $ 65,107,965

Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 62,875,546 $ – $ – $ 62,875,546
Investments Purchased with Collateral from
Securities Lending 655,970 – – 655,970
Short-Term Investments:
Repurchase Agreements – 2,007,351 – 2,007,351
Total
$ 63,531,516 $ 2,007,351 $ – $ 65,538,867
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1) All percentages shown in the Portfolio of Investments are based on net assets.
(2) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(3) Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $637,242.
(4) The Fund may loan securities representing up to one third of the market value of its total assets (which includes collateral for securities on loan)
to broker dealers, banks, and other institutions. The collateral maintained by the Fund shall have a market value, at the inception of each loan, equal to not less than 100% of the market value of the loaned securities. The cash collateral received by the Fund is invested in this money market fund.
(5) The rate shown is the one-day yield as of the end of the reporting period.
(6) Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter ("OTC") derivatives as well as the
OTC cleared and exchange-traded derivatives, when applicable.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
ADR American Depositary Receipt
REIT Real Estate Investment Trust

Nuveen Winslow Large-Cap Growth ESG Fund
Portfolio of Investments April 30, 2023
(Unaudited)
Shares Description (1) Value
LONG-TERM INVESTMENTS - 99.4%
X 662,918,903 COMMON STOCKS - 99.4%
X 662,918,903
Biotechnology - 1.1%
22,360 Vertex Pharmaceuticals Inc (2) $ 7,618,723
Total Biotechnology 7,618,723
Capital Markets - 4.0%
30,740 Moody's Corp 9,625,309
88,970 Morgan Stanley 8,004,631
18,497 MSCI Inc 8,923,877
Total Capital Markets 26,553,817
Chemicals - 2.3%
41,472 Linde PLC 15,321,830
Total Chemicals 15,321,830
Consumer Staples Distribution & Retail - 4.7%
36,550 Costco Wholesale Corp 18,392,691
83,810 Dollar Tree Inc (2) 12,882,435
Total Consumer Staples Distribution & Retail 31,275,126
Financial Services - 6.8%
64,916 Mastercard Inc 24,670,028
87,481 Visa Inc, Class A 20,359,453
Total Financial Services 45,029,481
Ground Transportation - 1.5%
319,040 Uber Technologies Inc (2) 9,906,192
Total Ground Transportation 9,906,192
Health Care Equipment & Supplies - 4.7%
15,910 IDEXX Laboratories Inc (2) 7,830,265
78,335 Intuitive Surgical Inc (2) 23,596,069
Total Health Care Equipment & Supplies 31,426,334
Health Care Providers & Services - 4.6%
61,763 UnitedHealth Group Inc 30,392,955
Total Health Care Providers & Services 30,392,955
Health Care Technology - 2.2%
82,840 Veeva Systems Inc, Class A (2) 14,834,987
Total Health Care Technology 14,834,987
Hotels, Restaurants & Leisure - 7.9%
11,192 Chipotle Mexican Grill Inc (2) 23,140,803
53,280 Hilton Worldwide Holdings Inc 7,673,386
45,350 McDonald's Corp 13,412,262
76,640 Starbucks Corp 8,759,186
Total Hotels, Restaurants & Leisure 52,985,637
Interactive Media & Services - 4.7%
149,710 Alphabet Inc, Class A (2) 16,069,872
144,320 Alphabet Inc, Class C (2) 15,618,310
Total Interactive Media & Services 31,688,182

Shares Description (1) Value
IT Services - 1.2%
26,800 Gartner Inc (2) $ 8,105,928
Total IT Services 8,105,928
Life Sciences Tools & Services - 3.2%
85,835 Agilent Technologies Inc 11,624,634
41,260 Danaher Corp 9,774,907
Total Life Sciences Tools & Services 21,399,541
Machinery - 2.1%
17,330 Deere & Co 6,551,087
23,850 Parker-Hannifin Corp 7,748,388
Total Machinery 14,299,475
Pharmaceuticals - 1.2%
107,220 AstraZeneca PLC, Sponsored ADR 7,850,648
Total Pharmaceuticals 7,850,648
Semiconductors & Semiconductor Equipment - 13.1%
92,070 Analog Devices Inc 16,561,552
37,403 ASML Holding NV 23,820,474
28,040 Lam Research Corp 14,695,203
116,206 NVIDIA Corp 32,246,003
Total Semiconductors & Semiconductor Equipment 87,323,232
Software - 24.5%
10,236 Adobe Inc (2) 3,864,704
37,050 Atlassian Corp Ltd, Class A (2) 5,470,803
49,294 Intuit Inc 21,884,071
257,212 Microsoft Corp 79,030,959
54,320 Palo Alto Networks Inc (2) 9,911,227
50,500 ServiceNow Inc (2) 23,200,710
21,400 Synopsys Inc (2) 7,946,248
65,470 Workday Inc, Class A (2) 12,186,586
Total Software 163,495,308
Specialty Retail - 1.4%
9,990 O'Reilly Automotive Inc (2) 9,163,927
Total Specialty Retail 9,163,927
Technology Hardware, Storage & Peripherals - 6.3%
246,330 Apple Inc 41,797,274
Total Technology Hardware, Storage & Peripherals 41,797,274

Nuveen Winslow Large-Cap Growth ESG Fund
(continued)
Portfolio of Investments
April 30, 2023
(Unaudited)

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Shares Description (1) Value
Textiles, Apparel & Luxury Goods - 1.9%
32,770 Lululemon Athletica Inc (2) $ 12,450,306
Total Textiles, Apparel & Luxury Goods 12,450,306
Total Long-Term Investments (cost $477,149,380) 662,918,903
Principal
Amount (000) Description (1) Coupon Maturity Value
SHORT-TERM INVESTMENTS -  1.3%
X 8,879,450 REPURCHASE AGREEMENTS - 1.3%
X 8,879,450
$ 8,879 Repurchase Agreement with Fixed Income Clearing
Corporation, dated 4/28/2023, repurchase price
$8,880,515, collateralized by $9,904,500, U.S. Treasury
Notes, 0.75%, due 5/31/2026, value $9,057,041
1.440% 5/01/23 $ 8,879,450
Total Repurchase Agreements (cost $8,879,450) 8,879,450
Total Short-Term Investments (cost $8,879,450) 8,879,450
Total Investments (cost $ 486,028,830 ) - 100 .7% 671,798,353
Other Assets & Liabilities, Net -  (0.7)%(3) (4,842,628)
Net Assets - 100% $ 666,955,725
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 662,918,903 $ – $ – $ 662,918,903
Short-Term Investments:
Repurchase Agreements – 8,879,450 – 8,879,450
Total
$ 662,918,903 $ 8,879,450 $ – $ 671,798,353
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1) All percentages shown in the Portfolio of Investments are based on net assets.
(2) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(3) Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter ("OTC") derivatives as well as the
OTC cleared and exchange-traded derivatives, when applicable.
ADR American Depositary Receipt